Schedule of Antidilutive Shares (Details) - shares		9 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		3,958,791	3,897,797	4,571,878	2,850,819
Common Class A [Member] | Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion shares		2,570,688
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion shares		6,367,975
Warrant [Member] | Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion shares		6,367,975
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		2,555,074	2,107,840
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[1]
Fair Value [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[2]
Rage Earnout [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		350,000	414,281	64,280	128,560
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		342,500	510,000	487,250
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		506,120	620,414	954,562	446,318
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		205,097	245,262	245,218	274,063
Public and Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				900,000	900,000
Other Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				1,570,568	751,878
Earnout shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				350,000	350,000

[1]	The amounts issuable upon conversion of the preferred shares or the exercise of the warrants for the preferred shares were not included here as of June 30, 2026, as the number of dilutive shares is not determinable until conversion or exercise. Using the lowest eight day volume weighted average price of the Class A Common Shares on June 30, 2026, the Company estimates that approximately 6,367,975 shares would be issuable upon conversion of the preferred shares and exercise of the warrants as of June 30, 2026.
[2]	The amounts issuable upon conversion of the convertible notes measured at fair value were not included here as of June 30, 2026, as the number of dilutive shares is not determinable until conversion Using the lowest eight-day volume weighted average price of the Class A Common Shares on June 30, 2026, the Company estimates that approximately 2,570,688 shares would be issuable upon conversion as of June 30, 2026.